Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Text Block]
Note 5 – Commitments and contingencies

Burnham Securities Inc.

On August 5, 2015, the Company entered into a letter agreement with Burnham Securities Inc. (“Burnham”) to engage Burnham as an exclusive financial advisor of the Company for 12 months. Pursuant to the agreement, the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; b) issue warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at a price per share of the equity securities paid by investors in the transaction. In addition, the Company agreed to reimburse Burnham for all of its reasonable out-of-pocket expenses. Upon execution of this agreement, the Company also paid Burnham a $50,000 advisory fee and agreed to pay an additional advisory fee of $50,000 upon completion of the Company’s IPO. For the period from inception to December 31, 2015, the Company incurred $31,500 success fees related to the notes issued to in August, September and October 2015. See Note 3. This agreement was terminated by mutual consent on January 22, 2016.

MD Anderson – IntertechBio Agreement

On August 11, 2015, the Company acquired the rights and obligations under the Patent and Technology License Agreement entered into between IntertechBio and MD Anderson dated April 2, 2012. Pursuant to the agreement, IntertechBio obtained a royalty-bearing, worldwide, exclusive license to intellectual property including patent rights related to the Company’s drug product candidate, WP1122. Under the agreement, IntertechBio agreed to pay annual maintenance fee in the amount of $10,000 on the first anniversary of the effective date of the agreement, $20,000 on the second anniversary of the effective date of the agreement, $40,000 on the third anniversary of the effective date of the agreement, $60,000 on the fourth anniversary of the effective date of the agreement (this payment was not made and the parties expect to enter into an amendment to defer this payment until the earlier of May 31, 2016 or four days after the IPO), $80,000 on the fifth anniversary of the effective date of the agreement and $100,000 on the sixth anniversary of the effective date of the agreement, except that such payments will no longer be due upon the first sale of a licensed product. Under the agreement, IntertechBio also agreed to make a minimum annual royalty in the amount of $200,000 for the first anniversary following the first sale of a licensed product, $400,000 for the second anniversary following the first sale of a licensed product, and $600,000 for the third year following the first sale of a licensed product. IntertechBio also agreed to make certain milestone payments. On October 19, 2015, pursuant to an amendment, the Company will pay milestone payments as follows:

Phase	Amount
Commencement of Phase II Study for a licensed product	$200,000
Commencement of Phase III Study for a licensed product	$250,000
Filing of a New Drug Application for a licensed product	$400,000
Receipt of market approval for a licensed product	$500,000

MD Anderson has the right to terminate the agreement upon advanced notice in the event of a default by IntertechBio. The agreement will also be terminated immediately upon IntertechBio’s insolvency. Additionally, per the October 2015 amendment to the agreement, MD Anderson has the right to terminate the license agreement if (i) a preclinical toxicology program for a licensed product is not initiated within one year of the effective date of the amendment, (ii) an investigational new drug application is not filed with the Food and Drug Administration for a Phase I study for a licensed product within three years of the effective date of the amendment, or (iii) a Phase I study for a licensed product is not commenced within five years of the effective date of the amendment. The agreement will expire upon the expiration of the licensed intellectual property. The rights obtained by the Company pursuant to the agreement are made subject to the rights of the U.S. government to the extent that the technology covered by the licensed intellectual property was developed under a funding agreement between MD Anderson and the U.S. government. All out-of-pocket expenses incurred by MD Anderson in filing, prosecuting and maintaining the licensed patents have been and shall continue to be assumed by the Company.

On October 8, 2015, IntertechBio Corporation entered into a letter agreement with MD Anderson where MD Anderson agreed to receive past due maintenance fees and patent expenses of $98,108 owed by IntertechBio Corporation in four installments. The past due amount is related to certain metabolic inhibitor technology license that was assigned to the Company by IntertechBio Corporation and was owed by IntertechBio Corporation prior to the Company’s acquisition of the license. Pursuant to the letter, IntertechBio Corporation also agreed to pay $65,504 in patent fees to a law firm. In order to have the license in good standing, the Company agreed to pay MD Anderson the $98,108 and the $65,504 in patent fees to a patent law firm on behalf of IntertechBio Corporation. As of December 31, 2015, $45,000 of the past due amount to MD Anderson and $42,504 in patent fees to a patent law firm were still outstanding and were included in accounts payable and accrued liabilities. On January 28, 2016, the Company entered into a letter agreement with MD Anderson where MD Anderson agreed to receive the remaining outstanding amount on or before the earlier of a) April 30, 2016 or b) four days after the Company’s IPO.

MD Anderson – Option Agreement

On October 15, 2015, the Company entered into an exclusive option agreement with MD Anderson granting the Company a period of time to evaluate the potential of acquiring and to negotiate the purchase of an exclusive license in the field of cancer therapeutics. The option period extends from October 15, 2015 through May 11, 2016. MD Anderson shall not offer the license to any other third party during the option period. In consideration of the option granted, the Company paid $5,000 to MD Anderson.

Moleculin LLC [Member]
Commitments and Contingencies Disclosure [Text Block]
Note 6 - Commitments and Contingencies

MD Anderson Agreements

On June 21, 2010, the Company entered into a patent and technology license agreement with the University of Texas M.D. Anderson Cancer Center (“MD Anderson”) under which the Company is obligated to make upfront and periodic progress payments. The agreement allows the Company to obtain from MD Anderson an exclusive, worldwide royalty-bearing license to research, develop, manufacture, have manufactured, use, import, offer to sell or sell products comprising or made through the use of certain patent and technology rights owned by MD Anderson. In consideration, the Company agreed to pay for all out-of-pocket expenses incurred by MD Anderson in filing, prosecuting and maintaining patent rights. Pursuant to the agreement, the Company also agreed to pay: a) an annual maintenance fee starting at $20,000 per year and increase by $10,000 each year up to a maximum of $100,000; b) royalties equal to 2.5% of net sales for licensed products approved for dermatological use; and c) royalties equal to 4.0% of net sales for licensed products approved for all other uses. The 2.5% and 4.0% royalties could be further reduced if certain criteria are met. Annual minimum royalties are $200,000 following the first sale after marketing approval is obtained from MD Anderson by the Company for any licensed products. In addition, the Company will be required to issue 3.5% of the total issued and outstanding common units of the Company on a fully diluted basis to MD Anderson at the time the Company commences its first phase II trial of a drug covered by the agreement. The Company is also required to pay certain milestone payments.

On October 8, 2015, the Company entered into a letter agreement with MD Anderson for the Company’s past due fees to MD Anderson in the amount of $691,186 of which $300,000 has been paid prior to the letter agreement. Pursuant to the letter agreement, MD Anderson agreed to receive the remaining past due fee in three installments: a) $125,000 due on October 31, 2015; b) $175,000 due on January 31, 2016; and c) $91,186 due on April 30, 2016. The Company paid $125,000 to MD Anderson on November 2, 2015.

On October 19, 2015, the agreement was amended for the milestone payments. The amended milestone payments are as follows:

Phase	Amount
Commencement of Phase III Study for first licensed drug/product within the United States, Europe, China or Japan	$150,000
Submission of the first NDA within the United States	$500,000
Receipt of first marketing approval for sale of a license product in the United States	$600,000

The amendment also removed the term regarding the issuance of 3.5% of the Company outstanding units.

On January 28, 2016, the Company entered into a letter agreement with MD Anderson where MD Anderson agreed to receive the remaining outstanding amount on or before the earlier of a) April 30, 2016 or b) four days after the Company’s IPO.

On October 15, 2015, the Company entered into a $5,000 exclusive option agreement with MD Anderson allowing the Company a period of time to evaluate the potential of acquiring and to negotiate the purchase of an exclusive license in the field of cancer therapeutics. The option period extends from October 15, 2015 through August 31, 2016. MD Anderson shall not offer a license to any third party during the option period. The $5,000 option fee was paid by MBI.

Dermin Agreement

On October 27, 2010, the Company entered into a Patent and Technology Development and License Agreement with Dermin. The agreement provided Dermin with sub-license rights to the Company’s technologies for use in limited territories in exchange for Dermin’s use of Polish government grant funding to pay for development costs the Company would otherwise have been required to fund. Dermin’s territories are primarily Poland and surrounding countries, but not including any of the major European markets (UK, Germany, France, Spain and Italy). Pursuant to the agreement, Dermin has to pay the Company a running royalty on sales of license products. As of December 31, 2015, no sales have occurred and no royalty paid to the Company by Dermin.

Lease Agreements

On July 31, 2007, the Company entered into a rental agreement for office space at 2575 West Belfort, Houston, Texas. The agreement was renewed on July 26, 2010 for one year. After July 2011, the lease continues on a month-to-month basis. Therefore, there are no future minimum obligations on the lease. Rent expense for the year ended December 31, 2015 and 2014 were $29,765 and $26,600, respectively, and are included in general and administrative expenses on the statements of operations.